AXP(R) Global
Bond Fund
2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
Express(R)
Funds

(icon of) compass

AXP Global Bond Fund seeks to provide shareholders with high total return through income and growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS (R) (logo)

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A Bounty of Bonds
In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. AXP Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report (Fund)      9
Financial Statements (Fund)             10
Notes to Financial Statements (Fund)    13
Independent Auditors' Report
   (Portfolio)                          21
Financial Statements (Portfolio)        22
Notes to Financial Statements
   (Portfolio)                          24
Investments in Securities               27
Federal Income Tax Information          31

AXP GLOBAL BOND FUND

(picture of)Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson


From the Portfolio Manager
Lackluster bond markets and a decline in Europe's common currency, the euro, made for a difficult 12 months for global bond investors. AXP Global Bond Fund's performance reflected the conditions, as its Class A shares lost 5.16% (excluding the sales charge) during the past fiscal year -- November 1999 through October 2000.

Concerned about the possibility of higher inflation, central banks in North America and Europe raised interest rates during the first half of the period, dragging down bond prices. In light of the trend, the portfolio was managed with a shorter-than-average duration, which mitigated the effect on the Fund's net asset value. (Duration, a function of the average maturity of the bonds in the portfolio, affects the Fund's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the sensitivity.)

ANNUAL REPORT - 2000

SECOND-HALF COMEBACK
The situation improved in the second half of the year, as an anticipated slowdown in the U.S. economy mitigated the inflation fear and reduced the pressure on central banks to raise interest rates. As a result, bond markets in the U.S. and Europe enjoyed rallies that put them back about where they were at the start of the fiscal year.

The same could not be said of the euro, however, which lost about 20% of its value versus the U.S. dollar during the 12 months. Although the portfolio was somewhat hedged against that development, the euro's weakness had a substantially negative effect on the Fund's net asset value as it reduced returns from bond holdings denominated in that currency.

Looking at the asset allocation throughout the year, about 40%-50% of assets were in the U.S., chiefly Treasury and corporate bonds. This heavy exposure to the U.S. was beneficial because that market provided the best performance, largely because of a strong rally by Treasury bonds in 2000. The next biggest area of investment, about 35%, was Europe, mostly the United Kingdom, Scandinavia, Germany and Italy. Japan comprised just 5%-10% of the investments, a reflection of the low bond yields available in that country. I also kept a small exposure to emerging market bonds denominated in dollars.

As the new fiscal year begins, it appears that U.S. economic growth has begun to moderate and that inflation has yet to show signs of a meaningful upturn. If there's little change in those factors, I think that may set the stage for a better bond market in the U.S. and, ultimately, Europe in the months ahead. Beyond that, there's reason to believe that the worst may be over for the euro and, in fact, that it could experience some recovery. The portfolio is positioned to benefit from such developments, and if the outlook proves correct, the Fund would likely enjoy improving performance.



Nic Pifer


AXP GLOBAL BOND FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)
Net asset value (NAV)

Oct. 31, 2000                                                       $5.39
Oct. 31, 1999                                                       $5.87
Decrease                                                            $0.48

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                         $0.19
From long-term capital gains                                         $ --
Total distributions                                                 $0.19
Total return**                                                      -5.16%

Class B -- 12-month performance
(All figures per share)
Net asset value (NAV)

Oct. 31, 2000                                                       $5.38
Oct. 31, 1999                                                       $5.87
Decrease                                                            $0.49

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                         $0.16
From long-term capital gains                                         $ --
Total distributions                                                 $0.16
Total return**                                                      -5.77%

Class C-- June 26, 2000* - Oct. 31, 2000
(All figures per share)
Net asset value (NAV)
Oct. 31, 2000                                                       $5.38
June 26, 2000*                                                      $5.52
Decrease                                                            $0.14

Distributions -- June 26, 2000* - Oct. 31, 2000
From income                                                          $ --
From long-term capital gains                                         $ --
Total distributions                                                  $ --
Total return**                                                      -2.49%***

Class Y -- 12-month performance
(All figures per share)
Net asset value (NAV)

Oct. 31, 2000                                                       $5.40
Oct. 31, 1999                                                       $5.87
Decrease                                                            $0.47

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                         $0.20
From long-term capital gains                                         $ --
Total distributions                                                 $0.20
Total return**                                                     -4.88%

   * Inception date.

  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

 *** The total return for Class C is not annualized.

ANNUAL REPORT - 2000

The 10 Largest Holdings
                                   Percent               Value
                               (of net assets)   (as of Oct. 31, 2000)
U.S. Treasury
7.50% 2016                          9.52%            $51,841,350

Buoni Poliennali Del Tes
8.50% 2004                          5.48             29,856,849

Federal Republic of Germany
7.50% 2004                          4.99             27,184,084

Belgium Kingdom
7.25% 2004                          3.36             18,295,871

Federal Republic of Germany
6.50% 2027                          3.28             17,840,263

U.S. Treasury
7.50% 2001                          3.07             16,693,380

Federal Republic of Germany
8.00% 2002                          3.01             16,367,938

United Kingdom Treasury
8.00% 2003                          2.36             12,823,143

Govt of Canada
7.50% 2003                          2.17             11,833,504

Salomon Smith Barney Holdings
6.13% 2003                          1.87             10,197,720

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here make up 39.11% of net assets

AXP GLOBAL BOND FUND

Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


ANNUAL REPORT - 2000

The Fund's Long-term Performance

How your $10,000 has grown in AXP Global Bond Fund


$30,000

                                                   Salomon Smith Barney
                                                  World Govt. Bond Index
                                                             X
$20,000
                                                                             X
                                                                         $18,022
                                              X                  AXP Global Bond
                                    Lipper Global Income            Fund Class A
                                             Funds Index
$9,525

(The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)


'90     '91     '92    '93    '94    '95     '96     '97    '98     '99     '00

Average Annual Total Returns (as of Oct. 31, 2000)

                1 year         5 years      10 years (A)   Since inception (B&Y)
Class A         -9.67%          +1.61%          +6.07%                --%
Class B         -9.44%          +1.68%             --%             +3.51%*
Class Y         -4.88%          +2.44%             --%             +4.29%*

* Inception date was March 20, 1995.

Assumes: Holding period from 11/1/90 to 10/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $9,046. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Salomon Smith Barney World Government Bond Index and the Lipper Global Income Funds Index. In comparing AXP Global Bond Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Salomon Smith Barney World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Funds Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP GLOBAL BOND FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #35  to
Registration Statement No. 33-25824 filed on or about December 22, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Global Bond Fund
Fiscal year ended Oct. 31, 2000

Class A
Income distributions taxable as dividend income, 1.01% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 22, 1999                                                    $0.05486
March 23, 2000                                                    0.11357
June 21, 2000                                                     0.02300
Total                                                            $0.19143

Class B
Income distributions taxable as dividend income, 1.01% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 22, 1999                                                    $0.04374
March 23, 2000                                                    0.10270
June 21, 2000                                                     0.01600
Total                                                            $0.16244

Class Y
Income distributions taxable as dividend income, 1.01% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 22, 1999                                                    $0.05752
March 23, 2000                                                    0.11616
June 21, 2000                                                     0.02400
Total                                                            $0.19768

ANNUAL REPORT - 2000

American
Express(R)
Funds

AXP Global Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
EXPRESS (R)(logo)

S-6309 R (12/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.